Document and Entity Information	Oct. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	Capital Group Private Client Services Funds
Entity Central Index Key	0001474365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2022
Document Effective Date	Mar. 25, 2022
Prospectus Date	Jan. 01, 2022
Capital Group Core Municipal Fund | Share class
Prospectus:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund | Share class
Prospectus:
Trading Symbol	CSTMX
Capital Group Core Bond Fund | Share class
Prospectus:
Trading Symbol	CCBPX